Other information about investments (Details 7)		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GHS (GH₵)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000			€ 4,005,000,000
In Italy [Member] | Chemical [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Brindisi Servizi Generali Scarl
Registered office		Brindisi
Country of operation		Italy
Share capital		€ 1,549,060
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Versalis SpA
% Ownership		49.00%
In Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Syndial SpA
% Ownership		20.20%
In Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Eni Power SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		EniPower SpA
% Ownership		8.90%
In Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Third parties
% Ownership		21.90%
In Italy [Member] | Chemical [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		IFM Ferrara ScpA
Registered office		Ferrara
Country of operation		Italy
Share capital		€ 5,270,466
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Versalis SpA
% Ownership		19.74%
In Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Syndial SpA
% Ownership		11.58%
In Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Third parties
% Ownership		57.98%
In Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | S.E.F. Srl [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		S.E.F. Srl
% Ownership		10.70%
In Italy [Member] | Chemical [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name	[2]	Matrìca SpA
Registered office		Porto Torres (SS)
Country of operation		Italy
Share capital		€ 37,500,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Chemical [Member] | Subsidiaries Three [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Versalis SpA
% Ownership		50.00%
In Italy [Member] | Chemical [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Third parties
% Ownership		50.00%
In Italy [Member] | Chemical [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name	[2]	Newco Tech SpA
Registered office		Novara
Country of operation		Italy
Share capital		€ 179,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Chemical [Member] | Subsidiaries Four [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Versalis SpA
% Ownership		80.00%
In Italy [Member] | Chemical [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
% Ownership		20.00%
In Italy [Member] | Chemical [Member] | Subsidiaries Four [Member] | Genomatica Inc [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Genomatica Inc
In Italy [Member] | Chemical [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Novamont SpA
Registered office		Novara
Country of operation		Italy
Share capital		€ 13,333,500
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Chemical [Member] | Subsidiaries Five [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Versalis SpA
% Ownership		25.00%
In Italy [Member] | Chemical [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Third parties
% Ownership		75.00%
In Italy [Member] | Chemical [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Priolo Servizi ScpA
Registered office		Melilli (SR)
Country of operation		Italy
Share capital		€ 28,100,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Chemical [Member] | Subsidiaries Six [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Versalis SpA
% Ownership		33.11%
In Italy [Member] | Chemical [Member] | Subsidiaries Six [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Syndial SpA
% Ownership		4.61%
In Italy [Member] | Chemical [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Third parties
% Ownership		62.28%
In Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member]
Disclosure of subsidiaries [line items]
Company name		Ravenna Servizi Industriali ScpA
Registered office		Ravenna
Country of operation		Italy
Share capital		€ 5,597,400
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Versalis SpA
% Ownership		42.13%
In Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | Eni Power SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		EniPower SpA
% Ownership		30.37%
In Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Third parties
% Ownership		25.65%
In Italy [Member] | Chemical [Member] | Subsidiaries Seven [Member] | Ecofuel SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Ecofuel SpA
% Ownership		1.85%
In Italy [Member] | Chemical [Member] | Subsidiaries Eight [Member]
Disclosure of subsidiaries [line items]
Company name		Servizi Porto Marghera Scarl
Registered office		Porto Marghera (VE)
Country of operation		Italy
Share capital		€ 8,695,718
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Chemical [Member] | Subsidiaries Eight [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Versalis SpA
% Ownership		48.44%
In Italy [Member] | Chemical [Member] | Subsidiaries Eight [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Syndial SpA
% Ownership		38.39%
In Italy [Member] | Chemical [Member] | Subsidiaries Eight [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Third parties
% Ownership		13.17%
Outside Italy [Member] | Chemical [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name	[2]	Lotte Versalis Elastomers Co Ltd
Registered office		Yeosu (South Korea)
Country of operation		South Korea
Share capital | ₩				₩ 301,800,000,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Versalis SpA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Versalis SpA
% Ownership		50.00%
Outside Italy [Member] | Chemical [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Third parties
% Ownership		50.00%
Outside Italy [Member] | Chemical [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name	[2]	Versalis Zeal Ltd
Registered office		Takoradi (Ghana)
Country of operation		Ghana
Share capital | GH₵			GH₵ 5,650,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Third parties
% Ownership		20.00%
Outside Italy [Member] | Chemical [Member] | Subsidiaries Two [Member] | Versalis Intern. SA [Member]
Disclosure of subsidiaries [line items]
Name Of Share holders		Versalis Intern. SA
% Ownership		80.00%

[1]	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
[2]	Jointly controlled entity.